Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Security deposits	$ 362,694	[1]	$ 350,149	[1],[2]	$ 425,669	[2]
Receivables from car sale	456,309	[3]	458,590	[3],[4]		[4]
Other non-current assets	$ 819,003		$ 808,739		$ 425,669

[1]	includes deposit amounting to $129,590 made as a pre deposit in court for Indian indirect tax appeal filed in FY 2021-22, 2022-23 and 2024-25 indifferent states of India.;
[2]

(i) includes deposit amounting to $130,238 made as a pre deposit in court for Indian indirect tax appeal filed in FY 2021-22 and 2022-23 in the state of West Bengal and;

(ii) $25,804 made as a deposit under protest for appeal filed for Income Tax litigation pertaining to FY 2015-16.

[3]	pertains to receivable amount from Dbest Cars India Private Limited (“Dbest”), pending arbitration after an initial court judgment in favor of the Company. The Company has handed over the No Objection Certificates for the sold vehicles to Dbest as per the court orders. The time frame for actual receipt of fund is dependent on the completion of realization process with arbitration panel.
[4]	includes receivable amount from Dbest Cars India Private Limited (“Dbest”), pending arbitration after an initial court judgment in favour of the Company. The Company has handed over the No Objection Certificates for the sold vehicles to Dbest as per the court orders. The timeframe for actual receipt of fund is depended on the completion of realisation process with arbitration panel.